RESTRICTED CASH EQUIVALENTS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH EQUIVALENTS AND MARKETABLE SECURITIES
RESTRICTED CASH EQUIVALENTS AND MARKETABLE SECURITIES

7. RESTRICTED CASH EQUIVALENTS AND MARKETABLE SECURITIES

In connection with obligations arising from an arrangement that became effective on May 19, 2010, the Company has a a letter of guarantee that is collateralized by a charge on a specific security in the amount of $302 thousand and $590 thousand included in restricted cash equivalents and marketable securities at December 31, 2012 and 2011, respectively.

The Company has established a letter of guarantee in relation to credit limits on its credit cards that is collateralized by a charge on a specific security in the amount of $72 thousand and $54 thousand included in restricted cash equivalents and marketable securities at December 31, 2012 and 2011, respectively.

Restricted cash equivalents and marketable securities are comprised of cash equivalents and marketable securities as follows (in thousands):

	DECEMBER 31,
	2012	2011
Cash equivalents	$302	$—
Marketable securities	72	644

Less:	374	644
Current portion	(302)	(295)

	$72	$349